Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION [Abstract]
Segment operating information by segment

	Year Ended December 31, 2016
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Revenues (1)	$468,515	$660,408	$525,385	$(3,877)	$1,650,431
Segment cost of revenues	(391,417)	(302,565)	(165,779)	327	(859,434)

Segment gross profit	77,098	357,843	359,606	(3,550)	790,997
SBC (2) in cost of revenues	(164)	(171)	(31)	0	(366)

Gross profit	76,934	357,672	359,575	(3,550)	790,631

Operating expenses:
Product development (3)	(96,815)	(132,749)	(118,738)	4,342	(343,960)
Sales and marketing (1) (3)	(259,800)	(121,303)	(55,971)	4,688	(432,386)
General and administrative (3)	(47,804)	(19,308)	(45,642)	89	(112,665)
SBC (2) in operating expenses	(1,703)	(8,680)	(8,371)	0	(18,754)

Total operating expenses	(406,122)	(282,040)	(228,722)	9,119	(907,765)

Operating profit /(loss)	(329,188)	75,632	130,853	5,569	(117,134)

Other income /(expense) (3)	5,360	(26,027)	15,523	(5,569)	(10,713)
Interest income (4)	8,879	5,198	21,490	(13,068)	22,499
Interest expense (4)	(10,103)	0	(4,321)	13,068	(1,356)
Exchange difference	2,349	5,346	5,108	0	12,803

Income /(loss) before income tax benefit /(expense)	(322,703)	60,149	168,653	0	(93,901)

Income tax benefit /(expense)	538	(27)	(21,583)	0	(21,072)

Net income /(loss)	$(322,165)	$60,122	$147,070	$0	$(114,973)

Note (1):	The elimination mainly consists of revenues and expenses generated from marketing services among the Sohu, Sogou and Changyou segments.

Note (2):	“SBC” stands for share-based compensation expense.

Note (3):	The elimination mainly consists of leasing income and expenses generated from a building that Sohu leases to Sogou.

Note (4):	The elimination represents interest income/ (expense) resulting from intra-Group loans between the Sohu segment and the Changyou segment.

	Year Ended December 31, 2017
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Revenues (1)	$374,696	$908,357	$580,261	$(2,352)	$1,860,962
Segment cost of revenues	(414,526)	(456,861)	(163,713)	132	(1,034,968)

Segment gross profit	(39,830)	451,496	416,548	(2,220)	825,994
SBC (2) in cost of revenues	415	(540)	(73)	0	(198)

Gross profit	(39,415)	450,956	416,475	(2,220)	825,796

Operating expenses:
Product development (3)	(113,590)	(156,359)	(124,869)	6,192	(388,626)
Sales and marketing (1) (3)	(199,304)	(152,121)	(59,705)	4,000	(407,130)
General and administrative (3)	(44,563)	(25,407)	(37,218)	130	(107,058)

Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	0	0	(86,882)	0	(86,882)
SBC (2) in operating expenses	(765)	(27,193)	(17,320)	0	(45,278)

Total operating expenses	(358,222)	(361,080)	(325,994)	10,322	(1,034,974)

Operating profit /(loss)	(397,637)	89,876	90,481	8,102	(209,178)

Other income /(expense) (3)	4,694	692	9,374	(8,102)	6,658
Interest income (4)	7,344	9,126	32,319	(24,651)	24,138
Interest expense (4)	(24,367)	0	(4,372)	24,651	(4,088)
Exchange difference	(2,107)	(7,082)	(5,196)	0	(14,385)

Income /(loss) before income tax expense	(412,073)	92,612	122,606	0	(196,855)

Income tax expense	(217,959)	(14,422)	(40,767)	0	(273,148)

Net income /(loss)	$(630,032)	$78,190	$81,839	$0	$(470,003)

Note (1):	The elimination mainly consists of revenues and expenses generated from marketing services among the Sohu, Sogou, and Changyou segments.

Note (2):	“SBC” stands for share-based compensation expense.

Note (3):	The elimination mainly consists of leasing income and expenses generated from a building that Sohu leases to Sogou.

Note (4):	The elimination represents interest income/ (expense) resulting from intra-Group loans between the Sohu segment and the Changyou segment.

	Year Ended December 31, 2018
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Revenues (1)	$274,670	$1,124,158	$485,763	$(1,562)	$1,883,029
Segment cost of revenues	(218,184)	(692,801)	(160,859)	54	(1,071,790)

Segment gross profit	56,486	431,357	324,904	(1,508)	811,239
SBC (2) in cost of revenues	707	(669)	31	0	69

Gross profit	57,193	430,688	324,935	(1,508)	811,308

Operating expenses:
Product development (3)	(123,743)	(191,426)	(126,593)	6,733	(435,029)
Sales and marketing (1) (3)	(203,307)	(144,867)	(54,800)	2,800	(400,174)
General and administrative (3)	(48,664)	(36,177)	(33,622)	367	(118,096)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	0	0	(16,369)	0	(16,369)
SBC (2) in operating expenses	4,940	(13,535)	6,430	0	(2,165)

Total operating expenses	(370,774)	(386,005)	(224,954)	9,900	(971,833)

Operating profit /(loss)	(313,581)	44,683	99,981	8,392	(160,525)

Other income /(expense) (3)	345,416	41,489	22,879	(345,617)	64,167
Interest income (4)	14,001	8,037	34,409	(32,368)	24,079
Interest expense (4)	(39,709)	0	(10,197)	32,368	(17,538)
Exchange difference	1,981	5,725	1,320	0	9,026

Income /(loss) before income tax expense	8,108	99,934	148,392	(337,225)	(80,791)

Income tax benefit /(expense)	79,052	(1,153)	(64,467)	0	13,432

Net income /(loss)	$87,160	$98,781	$83,925	$(337,225)	$(67,359)

Note (1):	The elimination mainly consists of revenues and expenses generated from marketing services among the Sohu, Sogou, and Changyou segments.

Note (2):	“SBC” stands for share-based compensation expense.

Note (3):	The elimination mainly consists of the distribution by Changyou of a dividend to Sohu in 2018 and leasing income and expenses generated from a building that Sohu leases to Sogou.

Note (4):	The elimination represents interest income /(expense) resulting from intra-Group loans between the Sohu segment and the Changyou segment.

Segment assets information by segment

	As of December 31, 2017
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$98,750	$694,207	$571,139	$0	$1,364,096
Accounts receivable, net	86,801	72,117	91,636	(86)	250,468
Fixed assets, net	200,561	139,209	189,947	0	529,717
Total assets (1)	$1,124,759	$1,321,036	$1,922,023	$(978,579)	$3,389,239

Note (1):	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.

	As of December 31, 2018
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$180,004	$185,175	$454,534	$0	$819,713
Account and financing receivables, net	78,383	145,401	57,389	0	281,173
Fixed assets, net	186,758	147,495	170,745	0	504,998
Total assets (1)	$1,319,490	$1,462,844	$1,965,484	$(1,449,309)	$3,298,509

Note (1):	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.